Income Taxes (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary of loss before taxes
Domestic			$ 2,216,711	$ 2,613,733
Foreign			227,780	312,477
Net loss	$ (788,010)	$ (662,672)	$ (2,444,491)	$ (2,926,210)